                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003

           Check here if Amendment [_]; Amendment Number: ___________

                        This Amendment (Check only one):

                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:                   Thomas W. Smith

     Address:                323 Railroad Avenue   Greenwich   CT        06830
                             (Street)              (City)      (State)   (Zip)

     Form 13F File Number:   028-01909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:    Thomas W. Smith

     Title:   Investment Manager

     Phone:   203-661-1200

Signature, Place, and Date of Signing:


/s/ Thomas W. Smith
-------------------
[Signature]

Greenwich, CT
[City, State]

May 15, 2003
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

                                 Report Summary:

     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   32

     Form 13F Information Table Value Total:   $710,735 (thousands)

List of Other Included Managers:

No.              Form 13F File No.:                          Name:
---              -----------------                           ----
01               028-03444                                   Thomas N. Tryforos
02               028-10290                                   Scott J. Vassalluzo

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                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                             VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER    ---------------------
       NAME OF ISSUER         TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------------  ------------  --------  -------  ---  ----  -------  --------  -------  ------  ----
COMMERCE BANCORP, INC.              COM          200519106     5785    145565   SH          SOLE              145565
COMMERCE BANCORP, INC.              COM          200519106    42053   1058200   SH         OTHER    01, 02   1058200
COPART, INC.                        COM         2172041061     5190    675819   SH          SOLE              675819
COPART, INC.                        COM         2172041061    26040   3390600   SH         OTHER    01, 02   3390600
CREDIT ACCEPTANCE CORP              COM          225310101     1863    380156   SH          SOLE              380156
CREDIT ACCEPTANCE CORP              COM          225310101    19975   4076500   SH         OTHER    01, 02   4076500
CATALINA MARKETING                  COM          148867104    22305   1159900   SH         OTHER    01, 02   1159900
CONCORD EFS                         COM          206197105    15040   1600000   SH         OTHER    01, 02   1600000
CONSECO, INC.                       COM          208464107       12     33451   SH          SOLE               33451
CONSECO, INC.                       COM          208464107       35    100000   SH         OTHER    01, 02    100000
IRON MOUNTAIN, INC.                 COM          46284P104    19904    520366   SH         SOLE               520366
IRON MOUNTAIN, INC.                 COM          46284P104   175955   4600120   SH         OTHER    01, 02   4600120
MEMBERWORKS INC.                    COM         5860021070     3776    182347   SH          SOLE              182347
MEMBERWORKS INC.                    COM         5860021070    28077   1355700   SH         OTHER    01, 02   1355700
MENS WAREHOUSE, INC.                COM       587118100000      194     13000   SH          SOLE               13000
MENS WAREHOUSE, INC.                COM       587118100000     8454    565100   SH         OTHER    01, 02    565100
MOBILE MINI, INC.                   COM          60740f105      584     36535   SH          SOLE               36535
MOBILE MINI, INC.                   COM          60740f105    11376    711900   SH         OTHER    01, 02    711900
ORTHODONTIC CTRS. OF AMER.          COM          68750P103     2926    561555   SH         SOLE               561555
ORTHODONTIC CTRS. OF AMER.          COM          68750P103    26042   4998500   SH         OTHER    01, 02   4998500
PRE-PAID LEGAL SERVICES. INC.       COM         7400651007     6460    373854   SH          SOLE              373854
PRE-PAID LEGAL SERVICES. INC.       COM         7400651007    48049   2780600   SH         OTHER    01, 02   2780600
SCP POOL CORPORATION                COM          784028102      535     18000   SH          SOLE               18000
SCOTTS COMPANY                      COM         8101861065     5270    101733   SH          SOLE              101733
SEI INVESTMENTS                     COM          784117103    23655    902855   SH          SOLE              902855
SEI INVESTMENTS                     COM          784117103   166101   6339714   SH         OTHER    01, 02   6339714
STATE STREET CORPORATION            COM         8574771031      380     12010   SH          SOLE               12010
WALT DISNEY COMPANY                 COM         2546871060      192     11265   SH          SOLE               11265
WHOLE FOOD MARKET, INC.             COM         9668371068     6315    113500   SH          SOLE              113500
WHOLE FOOD MARKET, INC.             COM         9668371068    19613    352500   SH         OTHER    01, 02    352500
WORLD ACCEPTANCE CORP.              COM          981419104     1177    130800   SH          SOLE              130800
WORLD ACCEPTANCE CORP.              COM          981419104    17402   1933600   SH         OTHER    01, 02   1933600